Reconciliation of Previously Reported Amounts to Restated Financial Statements	12 Months Ended
Mar. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Reconciliation of Previously Reported Amounts to Restated Financial Statements
Reconciliation of Previously Reported Amounts to Recast Financial Statements

As described in Note 2 - "Recent Accounting Pronouncements", on April 1, 2018, the Company adopted ASU's 2017-07, 2016-15 and 2016-18. The adoption of these standards requires the Company to recast each prior period presented consistent with the new guidance. As described in Note 3 - "Divestitures", on May 31, 2018, the Company completed the USPS Separation. As a result, the results of operations and financial position of USPS are reflected in the accompanying statements of operations and balance sheets as discontinued operations and each prior period presented has been recast to present USPS as a discontinued operation.

A reconciliation of the amounts previously reported to those as adjusted within the accompanying financial statements is shown in the tables below for selected financial amounts:

Consolidated Statements of Operations

	Fiscal Year Ended March 31, 2018
(in millions)	As Previously Reported	Reclassification of Discontinued Operations	Retrospective Adoption of ASU 2017-07	As Adjusted
Costs of services (excludes depreciation and amortization and restructuring costs)	$17,944	$(2,104)	$477	$16,317
Selling, general and administrative (excludes depreciation and amortization and restructuring costs)	$2,010	$(152)	$32	$1,890
Other income, net	$(82)	$(2)	$(509)	$(593)

	Fiscal Year Ended March 31, 2017
(in millions)	As Previously Reported	Retrospective Adoption of ASU 2017-07	As Adjusted
Costs of services (excludes depreciation and amortization and restructuring costs)	$5,545	$4	$5,549
Selling, general and administrative (excludes depreciation and amortization and restructuring costs)	$1,279	$3	$1,282
Other income, net	$(10)	$(7)	$(17)

	Fiscal Year Ended April 1, 2016
(in millions)	As Previously Reported	Retrospective Adoption of ASU 2017-07	As Adjusted
Costs of services (excludes depreciation and amortization and restructuring costs)	$5,185	$(25)	$5,160
Selling, general and administrative (excludes depreciation and amortization and restructuring costs)	$1,059	$(1)	$1,058
Other income, net	$(9)	$26	$17

Consolidated Statements of Cash Flows

	Fiscal Year Ended March 31, 2018
(in millions)	As Previously Reported	Retrospective Adoption of ASU 2016-15	Retrospective Adoption of ASU 2016-18	As Adjusted
Net cash provided by operating activities	$3,243	$(147)	$9	$3,105
Net cash used in investing activities	$(33)	$147	$67	$181
Cash and cash equivalents at beginning of year	$1,263	$—	$5	$1,268
Cash and cash equivalents at end of year	$2,648	$—	$81	$2,729

	Fiscal Year Ended March 31, 2017
(in millions)	As Previously Reported	Retrospective Adoption of ASU 2016-15	Retrospective Adoption of ASU 2016-18	As Adjusted
Net cash provided by operating activities	$978	$(141)	$—	$837
Net cash used in investing activities	$(926)	$141	$2	$(783)
Cash and cash equivalents at beginning of year	$1,178	$—	$3	$1,181
Cash and cash equivalents at end of year	$1,263	$—	$5	$1,268

	Fiscal Year Ended March 31, 2016
(in millions)	As Previously Reported	Retrospective Adoption of ASU 2016-15	Retrospective Adoption of ASU 2016-18	As Adjusted
Net cash provided by operating activities	$802	$—	$—	$802
Net cash used in investing activities	$(1,180)	$—	$—	$(1,180)
Cash and cash equivalents at beginning of year	$2,098	$—	$3	$2,101
Cash and cash equivalents at end of year	$1,178	$—	$3	$1,181